SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of products and services [line items]
Assets	$ 518,971	$ 490,424
UNITED STATES
Disclosure of products and services [line items]
Assets	236,037	210,633
Canada
Disclosure of products and services [line items]
Assets	54,503	48,663
United Kingdom
Disclosure of products and services [line items]
Assets	37,734	34,657
Australia
Disclosure of products and services [line items]
Assets	22,722	29,281
Brazil
Disclosure of products and services [line items]
Assets	26,082	23,113
INDIA
Disclosure of products and services [line items]
Assets	19,454	27,458
GERMANY
Disclosure of products and services [line items]
Assets	11,875	10,967
Colombia
Disclosure of products and services [line items]
Assets	18,964	15,643
Other Europe
Disclosure of products and services [line items]
Assets	43,048	47,018
Other Asia
Disclosure of products and services [line items]
Assets	21,821	20,339
Other
Disclosure of products and services [line items]
Assets	$ 26,731	$ 22,652